Distribution Date:	08/17/26	BANK 2020-BNK26
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	9		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	10				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16-18	Representations Reviewer
Mortgage Loan Detail (Part 2)	19-21		David Rodgers	(212) 230-9025
Principal Prepayment Detail	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	23		Bank, N.A.
Delinquency Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	26
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06540JAY8	1.388000%	27,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06540JAZ5	2.041000%	95,000,000.00	75,650,295.44	0.00	128,668.54	0.00	0.00	128,668.54	75,650,295.44	31.60%	30.00%
A-SB	06540JBA9	2.313000%	38,600,000.00	28,364,601.02	637,724.58	54,672.77	0.00	0.00	692,397.35	27,726,876.44	31.60%	30.00%
A-3	06540JBB7	2.155000%	250,000,000.00	250,000,000.00	0.00	448,958.33	0.00	0.00	448,958.33	250,000,000.00	31.60%	30.00%
A-4	06540JBG6	2.403000%	387,064,000.00	387,064,000.00	0.00	775,095.66	0.00	0.00	775,095.66	387,064,000.00	31.60%	30.00%
A-S	06540JBP6	2.687000%	131,111,000.00	131,111,000.00	0.00	293,579.38	0.00	0.00	293,579.38	131,111,000.00	19.48%	18.50%
B	06540JBU5	2.909000%	49,879,000.00	49,879,000.00	0.00	120,915.01	0.00	0.00	120,915.01	49,879,000.00	14.88%	14.13%
C	06540JBV3	3.414000%	45,603,000.00	45,603,000.00	0.00	129,740.54	0.00	0.00	129,740.54	45,603,000.00	10.66%	10.13%
D	06540JAJ1	2.500000%	27,078,000.00	27,078,000.00	0.00	56,412.50	0.00	0.00	56,412.50	27,078,000.00	8.16%	7.75%
E	06540JAL6	2.500000%	21,376,000.00	21,376,000.00	0.00	44,533.33	0.00	0.00	44,533.33	21,376,000.00	6.19%	5.88%
F	06540JAN2	2.083446%	19,952,000.00	19,952,000.00	0.00	34,640.77	0.00	0.00	34,640.77	19,952,000.00	4.34%	4.13%
G	06540JAQ5	2.083446%	11,401,000.00	11,401,000.00	0.00	19,794.48	0.00	0.00	19,794.48	11,401,000.00	3.29%	3.13%
H*	06540JAS1	2.083446%	35,628,248.00	35,628,248.00	0.00	38,937.24	0.00	0.00	38,937.24	35,628,248.00	0.00%	0.00%
V	06540JAV4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540JAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2N29H0	3.583446%	60,004,855.18	57,005,639.20	33,564.45	169,024.19	0.00	0.00	202,588.64	56,972,074.75	0.00%	0.00%
Regular SubTotal			1,200,097,103.18	1,140,112,783.66	671,289.03	2,314,972.74	0.00	0.00	2,986,261.77	1,139,441,494.63

X-A	06540JBM3	1.304506%	798,064,000.00	741,078,896.46	0.00	805,618.39	0.00	0.00	805,618.39	740,441,171.88
X-B	06540JBN1	0.701266%	226,593,000.00	226,593,000.00	0.00	132,418.28	0.00	0.00	132,418.28	226,593,000.00
X-D	06540JAA0	1.083446%	48,454,000.00	48,454,000.00	0.00	43,747.76	0.00	0.00	43,747.76	48,454,000.00
X-F	06540JAC6	1.500000%	19,952,000.00	19,952,000.00	0.00	24,940.00	0.00	0.00	24,940.00	19,952,000.00
X-G	06540JAE2	1.500000%	11,401,000.00	11,401,000.00	0.00	14,251.25	0.00	0.00	14,251.25	11,401,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	06540JAG7	1.500000%	35,628,248.00	35,628,248.00	0.00	44,535.31	0.00	0.00	44,535.31	35,628,248.00
Notional SubTotal			1,140,092,248.00	1,083,107,144.46	0.00	1,065,510.99	0.00	0.00	1,065,510.99	1,082,469,419.88

Deal Distribution Total					671,289.03	3,380,483.73	0.00	0.00	4,051,772.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540JAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06540JAZ5	796.31889937	0.00000000	1.35440568	0.00000000	0.00000000	0.00000000	0.00000000	1.35440568	796.31889937
A-SB	06540JBA9	734.83422332	16.52136218	1.41639301	0.00000000	0.00000000	0.00000000	0.00000000	17.93775518	718.31286114
A-3	06540JBB7	1,000.00000000	0.00000000	1.79583332	0.00000000	0.00000000	0.00000000	0.00000000	1.79583332	1,000.00000000
A-4	06540JBG6	1,000.00000000	0.00000000	2.00250000	0.00000000	0.00000000	0.00000000	0.00000000	2.00250000	1,000.00000000
A-S	06540JBP6	1,000.00000000	0.00000000	2.23916666	0.00000000	0.00000000	0.00000000	0.00000000	2.23916666	1,000.00000000
B	06540JBU5	1,000.00000000	0.00000000	2.42416668	0.00000000	0.00000000	0.00000000	0.00000000	2.42416668	1,000.00000000
C	06540JBV3	1,000.00000000	0.00000000	2.84500011	0.00000000	0.00000000	0.00000000	0.00000000	2.84500011	1,000.00000000
D	06540JAJ1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	06540JAL6	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
F	06540JAN2	1,000.00000000	0.00000000	1.73620539	0.00000000	0.00000000	0.00000000	0.00000000	1.73620539	1,000.00000000
G	06540JAQ5	1,000.00000000	0.00000000	1.73620560	0.00000000	0.00000000	0.00000000	0.00000000	1.73620560	1,000.00000000
H	06540JAS1	1,000.00000000	0.00000000	1.09287552	0.64332998	6.12358009	0.00000000	0.00000000	1.09287552	1,000.00000000
V	06540JAV4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540JAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2N29H0	950.01711160	0.55936224	2.81684190	0.02010421	0.19371816	0.00000000	0.00000000	3.37620413	949.45774936

Notional Certificates
X-A	06540JBM3	928.59582247	0.00000000	1.00946589	0.00000000	0.00000000	0.00000000	0.00000000	1.00946589	927.79673294
X-B	06540JBN1	1,000.00000000	0.00000000	0.58438822	0.00000000	0.00000000	0.00000000	0.00000000	0.58438822	1,000.00000000
X-D	06540JAA0	1,000.00000000	0.00000000	0.90287200	0.00000000	0.00000000	0.00000000	0.00000000	0.90287200	1,000.00000000
X-F	06540JAC6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06540JAE2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	06540JAG7	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	128,668.54	0.00	128,668.54	0.00	0.00	0.00	128,668.54	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	54,672.77	0.00	54,672.77	0.00	0.00	0.00	54,672.77	0.00
X-A	07/01/26 - 07/30/26	30	0.00	805,618.39	0.00	805,618.39	0.00	0.00	0.00	805,618.39	0.00
X-B	07/01/26 - 07/30/26	30	0.00	132,418.28	0.00	132,418.28	0.00	0.00	0.00	132,418.28	0.00
X-D	07/01/26 - 07/30/26	30	0.00	43,747.76	0.00	43,747.76	0.00	0.00	0.00	43,747.76	0.00
X-F	07/01/26 - 07/30/26	30	0.00	24,940.00	0.00	24,940.00	0.00	0.00	0.00	24,940.00	0.00
X-G	07/01/26 - 07/30/26	30	0.00	14,251.25	0.00	14,251.25	0.00	0.00	0.00	14,251.25	0.00
X-H	07/01/26 - 07/30/26	30	0.00	44,535.31	0.00	44,535.31	0.00	0.00	0.00	44,535.31	0.00
A-3	07/01/26 - 07/30/26	30	0.00	448,958.33	0.00	448,958.33	0.00	0.00	0.00	448,958.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	775,095.66	0.00	775,095.66	0.00	0.00	0.00	775,095.66	0.00
A-S	07/01/26 - 07/30/26	30	0.00	293,579.38	0.00	293,579.38	0.00	0.00	0.00	293,579.38	0.00
B	07/01/26 - 07/30/26	30	0.00	120,915.01	0.00	120,915.01	0.00	0.00	0.00	120,915.01	0.00
C	07/01/26 - 07/30/26	30	0.00	129,740.54	0.00	129,740.54	0.00	0.00	0.00	129,740.54	0.00
D	07/01/26 - 07/30/26	30	0.00	56,412.50	0.00	56,412.50	0.00	0.00	0.00	56,412.50	0.00
E	07/01/26 - 07/30/26	30	0.00	44,533.33	0.00	44,533.33	0.00	0.00	0.00	44,533.33	0.00
F	07/01/26 - 07/30/26	30	0.00	34,640.77	0.00	34,640.77	0.00	0.00	0.00	34,640.77	0.00
G	07/01/26 - 07/30/26	30	0.00	19,794.48	0.00	19,794.48	0.00	0.00	0.00	19,794.48	0.00
H	07/01/26 - 07/30/26	30	194,913.31	61,857.95	0.00	61,857.95	22,920.72	0.00	0.00	38,937.24	218,172.43
RR Interest	07/01/26 - 07/30/26	30	10,386.66	170,230.54	0.00	170,230.54	1,206.35	0.00	0.00	169,024.19	11,624.03
Totals			205,299.97	3,404,610.79	0.00	3,404,610.79	24,127.07	0.00	0.00	3,380,483.73	229,796.46

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (Exch)	06540JBB7	2.155000%	250,000,000.00	250,000,000.00	0.00	448,958.33	0.00	0.00	448,958.33	250,000,000.00
A-3-1	06540JBC5	N/A	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06540JBD3	N/A	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06540JBE1	N/A	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06540JBF8	N/A	250,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Exch)	06540JBG6	2.403000%	387,064,000.00	387,064,000.00	0.00	775,095.66	0.00	0.00	775,095.66	387,064,000.00
A-4-1	06540JBH4	N/A	387,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06540JBJ0	N/A	387,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06540JBK7	N/A	387,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06540JBL5	N/A	387,064,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	06540JBP6	2.687000%	131,111,000.00	131,111,000.00	0.00	293,579.38	0.00	0.00	293,579.38	131,111,000.00
A-S-1	06540JBQ4	N/A	131,111,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06540JBR2	N/A	131,111,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06540JBS0	N/A	131,111,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06540JBT8	N/A	131,111,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			3,840,875,000.00	768,175,000.00	0.00	1,517,633.37	0.00	0.00	1,517,633.37	768,175,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3 (Exch)	06540JBB7	1,000.00000000	0.00000000	1.79583332	0.00000000	0.00000000	0.00000000	0.00000000	1.79583332	1,000.00000000
A-3-1	06540JBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06540JBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4 (Exch)	06540JBG6	1,000.00000000	0.00000000	2.00250000	0.00000000	0.00000000	0.00000000	0.00000000	2.00250000	1,000.00000000
A-4-1	06540JBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06540JBJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S (Exch)	06540JBP6	1,000.00000000	0.00000000	2.23916666	0.00000000	0.00000000	0.00000000	0.00000000	2.23916666	1,000.00000000
A-S-1	06540JBQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06540JBR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06540JBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06540JBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	06540JBK7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06540JBL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06540JBS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06540JBT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	4,051,772.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,421,800.65	Master Servicing Fee	9,129.57
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,012.92
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	490.88
ARD Interest	0.00	Operating Advisor Fee	1,060.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.17
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,421,800.65	Total Fees	17,189.85

Principal		Expenses/Reimbursements
Scheduled Principal	671,289.03	Reimbursement for Interest on Advances	1,888.88
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,238.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	671,289.03	Total Expenses/Reimbursements	24,127.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,380,483.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	671,289.03
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,051,772.76
Total Funds Collected	4,093,089.68	Total Funds Distributed	4,093,089.68

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,140,112,784.03	1,140,112,784.03	Beginning Certificate Balance	1,140,112,783.66
(-) Scheduled Principal Collections	671,289.03	671,289.03	(-) Principal Distributions	671,289.03
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,139,441,495.00	1,139,441,495.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,140,112,784.04	1,140,112,784.04	Ending Certificate Balance	1,139,441,494.63
Ending Actual Collateral Balance	1,139,441,495.01	1,139,441,495.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	69,906,650.97	6.14%	29	3.7424	NAP	Defeased	5	69,906,650.97	6.14%	29	3.7424	NAP
$9,999,999 or less	42	220,890,698.62	19.39%	42	3.7168	2.098244	1.60 or less	21	235,711,082.05	20.69%	42	3.6774	0.838126
$10,000,001 to $20,000,000	14	224,963,197.46	19.74%	41	3.5784	2.655233	1.61 to 1.80	9	92,041,272.11	8.08%	41	3.7713	1.726871
$20,000,001 to $30,000,000	8	205,800,947.95	18.06%	41	3.4435	2.491165	1.81 to 2.00	6	103,298,046.47	9.07%	42	3.5162	1.918237
$30,000,001 to $40,000,000	2	66,200,000.00	5.81%	41	3.3831	3.515478	2.01 to 2.20	8	201,022,398.90	17.64%	42	3.3345	2.122722
$40,000,001 to $60,000,000	1	60,000,000.00	5.27%	42	3.4050	1.936700	2.21 to 2.40	2	36,993,719.87	3.25%	40	3.1893	2.322000
$60,000,001 to $70,000,000	2	140,000,000.00	12.29%	41	3.0545	1.322500	2.41 or greater	25	400,468,324.63	35.15%	34	3.3564	3.632241
$70,000,001 or greater	2	151,680,000.00	13.31%	24	3.4215	2.731326	Totals	76	1,139,441,495.00	100.00%	38	3.4852	2.355912
Totals	76	1,139,441,495.00	100.00%	38	3.4852	2.355912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	8	69,906,650.97	6.14%	29	3.7424	NAP
							Defeased	8	69,906,650.97	6.14%	29	3.7424	NAP
Alabama	1	4,911,753.53	0.43%	41	4.0100	2.168600
							Industrial	4	18,221,305.81	1.60%	41	3.6748	3.855438
California	4	90,597,148.15	7.95%	41	2.7887	2.221250
							Lodging	11	169,496,100.90	14.88%	41	3.5178	3.658035
Colorado	1	5,217,783.17	0.46%	42	3.6900	1.294800
							Mixed Use	2	16,117,783.17	1.41%	41	3.8374	1.591210
Connecticut	2	9,187,107.03	0.81%	42	3.5360	4.536289
							Multi-Family	27	188,885,449.59	16.58%	42	3.5969	1.643990
Florida	4	65,124,330.86	5.72%	42	3.9067	1.767416
							Office	15	447,013,226.95	39.23%	35	3.2090	2.135868
Georgia	3	13,096,341.14	1.15%	42	3.8764	1.939850
							Other	1	6,547,420.70	0.57%	42	3.8570	1.700800
Illinois	2	21,017,000.00	1.84%	42	3.7500	2.267251
							Retail	28	204,541,803.38	17.95%	42	3.7966	2.139383
Maryland	1	10,100,000.00	0.89%	43	3.2300	3.825000
							Self Storage	2	18,711,753.53	1.64%	41	3.6778	2.843638
Nebraska	1	5,808,120.52	0.51%	42	3.6350	1.484900
							Totals	98	1,139,441,495.00	100.00%	38	3.4852	2.355912
Nevada	2	38,586,092.99	3.39%	40	3.2714	5.971161

New Jersey	1	60,000,000.00	5.27%	42	3.4050	1.936700

New York	28	314,764,529.71	27.62%	42	3.3574	1.774954

North Carolina	4	56,693,790.87	4.98%	41	3.5351	2.647127

Ohio	7	33,676,878.26	2.96%	42	3.8296	2.239189

Oregon	2	28,389,031.79	2.49%	42	3.6653	1.879104

Pennsylvania	8	26,597,268.97	2.33%	41	3.9038	1.826999

South Carolina	1	15,000,000.00	1.32%	41	3.4250	6.268500

Tennessee	2	10,388,363.04	0.91%	41	3.9651	1.757344

Texas	7	74,197,032.19	6.51%	41	3.9375	1.916710

Virginia	3	37,742,271.81	3.31%	43	3.5120	3.156429

Washington	4	117,240,000.00	10.29%	18	3.3512	3.192341

Washington, DC	2	31,200,000.00	2.74%	43	3.6220	0.217600

Totals	98	1,139,441,495.00	100.00%	38	3.4852	2.355912

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	69,906,650.97	6.14%	29	3.7424	NAP	Defeased	5	69,906,650.97	6.14%	29	3.7424	NAP
	3.249% or less	10	296,037,279.03	25.98%	31	2.9761	3.372944	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.250% to 3.490%	17	185,210,651.40	16.25%	42	3.3910	2.461253	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.990%	34	510,374,490.25	44.79%	42	3.6803	1.823473	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% or greater	10	77,912,423.35	6.84%	41	4.1347	1.756320	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	76	1,139,441,495.00	100.00%	38	3.4852	2.355912	49 months or greater	71	1,069,534,844.03	93.86%	39	3.4684	2.357904
								Totals	76	1,139,441,495.00	100.00%	38	3.4852	2.355912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	69,906,650.97	6.14%	29	3.7424	NAP	Defeased	5	69,906,650.97	6.14%	29	3.7424	NAP
	83 months or less	71	1,069,534,844.03	93.86%	39	3.4684	2.357904	Interest Only	33	772,868,000.00	67.83%	38	3.3649	2.473211
84 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	35	286,114,072.10	25.11%	42	3.7536	2.089075
116 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	3	10,552,771.93	0.93%	43	3.3174	1.201732
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	76	1,139,441,495.00	100.00%	38	3.4852	2.355912
	Totals	76	1,139,441,495.00	100.00%	38	3.4852	2.355912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	69,906,650.97	6.14%	29	3.7424	NAP			No outstanding loans in this group
Underwriter's Information		2	48,350,000.00	4.24%	40	2.9665	3.664095
	12 months or less	56	894,884,335.08	78.54%	42	3.5096	2.235467
	13 months to 24 months	12	121,082,725.78	10.63%	19	3.3545	2.787029
	25 months or greater	1	5,217,783.17	0.46%	42	3.6900	1.294800
	Totals	76	1,139,441,495.00	100.00%	38	3.4852	2.355912
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1959921	MF	Bronx	NY	Actual/360	3.635%	240,019.05	0.00	0.00	N/A	03/01/30	--	76,680,000.00	76,680,000.00	08/01/26
2	300802065	OF	Bellevue	WA	Actual/360	3.203%	206,879.79	0.00	0.00	N/A	01/11/27	--	75,000,000.00	75,000,000.00	08/11/25
3	323370003	OF	San Francisco	CA	Actual/360	2.589%	156,059.17	0.00	0.00	N/A	12/06/29	--	70,000,000.00	70,000,000.00	08/06/26
4	1959160	OF	New York	NY	Actual/360	3.520%	212,177.78	0.00	0.00	N/A	01/01/30	--	70,000,000.00	70,000,000.00	08/01/26
5	453012296	OF	Jersey City	NJ	Actual/360	3.405%	175,925.00	0.00	0.00	N/A	02/05/30	--	60,000,000.00	60,000,000.00	08/05/26
6	310954019	OF	New York	NY	Actual/360	2.950%	72,016.88	0.00	0.00	N/A	12/06/29	--	28,350,000.00	28,350,000.00	08/06/26
6A	310954009				Actual/360	2.950%	72,016.88	0.00	0.00	N/A	12/06/29	--	28,350,000.00	28,350,000.00	08/06/26
7	300802026	LO	Various	Various	Actual/360	3.916%	71,746.39	40,524.47	0.00	N/A	01/01/30	--	21,276,402.14	21,235,877.67	08/01/26
7A	323372026				Actual/360	3.916%	29,042.98	16,404.33	0.00	N/A	01/01/30	--	8,612,700.93	8,596,296.60	08/01/26
7B	323372226				Actual/360	3.916%	44,172.72	24,950.06	0.00	N/A	01/01/30	--	13,099,426.76	13,074,476.70	08/01/26
8	310954222	OF	New York	NY	Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
8A	310954224				Actual/360	2.990%	51,494.44	0.00	0.00	N/A	12/06/29	--	20,000,000.00	20,000,000.00	08/06/26
9	323370009	LO	Las Vegas	NV	Actual/360	3.170%	95,544.89	0.00	0.00	N/A	12/05/29	--	35,000,000.00	35,000,000.00	08/05/26
10	300802044	OF	Washington	DC	Actual/360	3.622%	97,311.07	0.00	0.00	N/A	03/01/30	--	31,200,000.00	31,200,000.00	08/01/26
11	310953806	LO	Richmond	VA	Actual/360	3.400%	75,958.09	56,642.80	0.00	N/A	03/11/30	--	25,943,939.44	25,887,296.64	08/11/26
12	1960302	MF	Houston	TX	Actual/360	3.890%	94,797.14	0.00	0.00	N/A	01/01/30	--	28,300,000.00	28,300,000.00	05/01/26
13	1959740	RT	Royal Palm Beach	FL	Actual/360	3.725%	83,799.57	0.00	0.00	N/A	02/01/30	--	26,125,000.00	26,125,000.00	08/01/26
14	300802057	LO	Charlotte	NC	Actual/360	3.455%	75,866.04	0.00	0.00	N/A	01/01/30	--	25,500,000.00	25,500,000.00	08/01/26
15	1960294	RT	Woodbridge	VA	Actual/360	3.403%	73,259.03	0.00	0.00	N/A	02/01/27	10/01/26	25,000,000.00	25,000,000.00	08/01/26
16	300802035	OF	Tacoma	WA	Actual/360	3.542%	70,913.79	0.00	0.00	N/A	02/01/30	--	23,250,000.00	23,250,000.00	08/01/26
17	300802033	LO	Columbus	OH	Actual/360	3.770%	65,188.27	41,589.51	0.00	N/A	02/01/30	--	20,080,240.82	20,038,651.31	08/01/26
18	300802034	LO	Fernandina Beach	FL	Actual/360	4.236%	71,110.97	37,426.69	0.00	N/A	02/01/30	--	19,494,919.28	19,457,492.59	08/01/26
19	1960070	RT	Fayetteville	NC	Actual/360	3.530%	56,650.61	33,493.59	0.00	N/A	01/01/30	--	18,636,772.25	18,603,278.66	08/01/26
20	1957413	MF	New York	NY	Actual/360	3.600%	60,450.00	0.00	0.00	N/A	03/01/30	--	19,500,000.00	19,500,000.00	08/01/26
21	310954202	RT	Various	PA	Actual/360	3.870%	59,920.25	27,020.71	0.00	N/A	12/06/29	--	17,980,569.81	17,953,549.10	08/06/26
22	300802040	RT	Roseburg	OR	Actual/360	3.514%	53,005.45	27,963.33	0.00	N/A	02/01/30	--	17,516,995.12	17,489,031.79	08/01/26
23	1960043	RT	Pembroke Pines	FL	Actual/360	3.780%	49,454.95	27,472.69	0.00	N/A	03/01/30	--	15,193,534.43	15,166,061.74	08/01/26
24	300802039	MF	Chicago	IL	Actual/360	3.750%	53,281.25	0.00	0.00	N/A	02/01/30	--	16,500,000.00	16,500,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	300802024	LO	Columbia	SC	Actual/360	3.425%	44,239.58	0.00	0.00	N/A	01/01/30	--	15,000,000.00	15,000,000.00	08/01/26
26	300802070	SS	Seattle	WA	Actual/360	3.559%	42,298.72	0.00	0.00	N/A	01/01/30	--	13,800,000.00	13,800,000.00	08/01/26
27	310952681	RT	Various	Various	Actual/360	3.932%	35,602.63	21,217.77	0.00	N/A	02/11/30	--	10,515,001.35	10,493,783.58	08/11/26
28	1958587	LO	Orange	CA	Actual/360	3.320%	27,498.66	29,950.91	0.00	N/A	03/01/30	--	9,618,653.16	9,588,702.25	08/01/26
29	1960457	RT	Lubbock	TX	Actual/360	4.200%	36,102.52	19,278.67	0.00	N/A	02/01/30	--	9,982,263.73	9,962,985.06	08/01/26
30	300802032	MU	Portland	OR	Actual/360	3.908%	36,680.92	0.00	0.00	N/A	01/01/30	--	10,900,000.00	10,900,000.00	08/01/26
31	410952940	RT	Denton	TX	Actual/360	3.875%	31,099.51	18,980.74	0.00	N/A	02/11/30	--	9,320,143.02	9,301,162.28	08/11/26
32	600951847	OF	Various	OH	Actual/360	4.014%	31,130.46	18,126.48	0.00	N/A	12/11/29	--	9,006,353.43	8,988,226.95	08/11/26
33	1960383	RT	Laurel	MD	Actual/360	3.230%	28,092.03	0.00	0.00	N/A	03/01/30	--	10,100,000.00	10,100,000.00	08/01/26
34	1957650	RT	Bethlehem	PA	Actual/360	3.974%	29,638.69	17,358.17	0.00	N/A	02/01/30	--	8,661,078.04	8,643,719.87	08/01/26
35	300802037	RT	Murphy	TX	Actual/360	4.003%	30,738.93	14,631.96	0.00	N/A	02/01/30	--	8,917,516.81	8,902,884.85	08/01/26
38	300802023	LO	Matthews	NC	Actual/360	3.425%	23,594.44	0.00	0.00	N/A	01/01/30	--	8,000,000.00	8,000,000.00	08/01/26
39	1958586	LO	Mission Viejo	CA	Actual/360	3.320%	18,449.96	20,095.26	0.00	N/A	03/01/30	--	6,453,541.16	6,433,445.90	08/01/26
40	1960122	RT	Austin	TX	Actual/360	4.120%	27,557.36	0.00	0.00	N/A	01/01/30	--	7,767,500.00	7,767,500.00	08/01/26
41	300802042	98	New York	NY	Actual/360	3.857%	21,790.49	13,400.12	0.00	N/A	02/01/30	--	6,560,820.82	6,547,420.70	08/01/26
42	610951624	RT	Goodlettsville	TN	Actual/360	3.983%	23,195.14	11,932.47	0.00	N/A	01/11/30	--	6,762,813.71	6,750,881.24	08/11/26
43	410951843	OF	Reston	VA	Actual/360	3.530%	22,189.97	0.00	0.00	N/A	02/11/30	--	7,300,000.00	7,300,000.00	08/11/26
45	410953393	IN	Milford	CT	Actual/360	3.536%	16,305.33	16,360.83	0.00	N/A	02/11/30	--	5,354,982.60	5,338,621.77	08/11/26
48	310953339	RT	Omaha	NE	Actual/360	3.635%	18,212.19	10,212.05	0.00	N/A	02/11/30	--	5,818,332.57	5,808,120.52	08/11/26
49	410953303	MU	Arvada	CO	Actual/360	3.690%	16,614.36	10,968.69	0.00	N/A	02/11/30	--	5,228,751.86	5,217,783.17	08/11/26
50	410953606	IN	Austin	TX	Actual/360	3.699%	17,080.90	0.00	0.00	N/A	01/11/30	--	5,362,500.00	5,362,500.00	08/11/26
51	300801999	LO	Pinehurst	NC	Actual/360	4.193%	16,607.34	9,044.62	0.00	N/A	11/01/29	--	4,599,556.83	4,590,512.21	08/01/26
52	600953773	RT	Yakima	WA	Actual/360	4.080%	18,234.20	0.00	0.00	N/A	02/11/30	--	5,190,000.00	5,190,000.00	08/11/26
53	300802030	SS	Madison	AL	Actual/360	4.010%	16,985.26	7,153.34	0.00	N/A	01/01/30	--	4,918,906.87	4,911,753.53	08/01/26
55	600952930	RT	Kissimmee	FL	Actual/360	3.966%	14,974.06	8,798.80	0.00	N/A	02/11/30	--	4,384,575.33	4,375,776.53	08/11/26
56	323370056	RT	Chesapeake	VA	Actual/360	4.120%	16,184.42	6,871.08	0.00	N/A	02/01/30	--	4,561,846.25	4,554,975.17	08/01/26
57	410953382	IN	Milford	CT	Actual/360	3.536%	11,754.34	11,865.81	0.00	N/A	01/11/30	--	3,860,351.07	3,848,485.26	08/11/26
58	1959703	RT	Perrysburg	OH	Actual/360	3.730%	14,935.54	0.00	0.00	N/A	03/01/30	--	4,650,000.00	4,650,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
59	1959967	RT	Grapevine	TX	Actual/360	3.630%	14,378.83	0.00	0.00	N/A	02/01/30	--	4,600,000.00	4,600,000.00	08/01/26
60	410952679	OF	Mill Valley	CA	Actual/360	3.984%	15,695.30	0.00	0.00	N/A	02/11/30	--	4,575,000.00	4,575,000.00	08/11/26
61	1960201	RT	Villa Park	IL	Actual/360	3.750%	14,586.15	0.00	0.00	N/A	03/01/30	--	4,517,000.00	4,517,000.00	08/01/26
65	1959972	RT	Henderson	NV	Actual/360	4.260%	13,177.11	6,031.38	0.00	N/A	01/01/30	--	3,592,124.37	3,586,092.99	08/01/26
66	410952196	IN	McDonough	GA	Actual/360	3.987%	12,624.21	5,346.10	0.00	N/A	02/11/30	--	3,677,044.88	3,671,698.78	08/11/26
72	1960344	SS	Rockingham	NC	Actual/360	4.260%	7,336.67	0.00	0.00	N/A	02/01/30	--	2,000,000.00	2,000,000.00	08/01/26
37	470117580	MF	New York	NY	Actual/360	3.320%	23,445.75	0.00	0.00	N/A	02/01/30	--	8,201,000.00	8,201,000.00	08/01/26
44	470117090	MF	New York	NY	Actual/360	3.130%	15,645.65	13,288.06	0.00	N/A	02/01/30	--	5,804,838.85	5,791,550.79	08/01/26
46	470117790	MF	Forest Hills	NY	Actual/360	3.340%	18,263.31	0.00	0.00	N/A	03/01/30	--	6,350,000.00	6,350,000.00	08/01/26
62	470117490	MF	Staten Island	NY	Actual/360	3.310%	11,782.63	5,140.91	0.00	N/A	03/01/30	--	4,133,853.54	4,128,712.63	08/01/26
63	470118070	MF	Port Chester	NY	Actual/360	3.340%	11,896.73	5,106.69	0.00	N/A	03/01/30	--	4,136,393.58	4,131,286.89	08/01/26
64	470117540	MF	White Plains	NY	Actual/360	3.190%	9,486.62	7,790.18	0.00	N/A	03/01/30	--	3,453,518.42	3,445,728.24	08/01/26
67	470117170	MF	Conley	GA	Actual/360	3.570%	7,919.45	7,787.12	0.00	N/A	03/01/30	--	2,576,127.70	2,568,340.58	08/01/26
68	470116670	MF	Brooklyn	NY	Actual/360	3.360%	8,101.33	0.00	0.00	N/A	02/01/30	--	2,800,000.00	2,800,000.00	08/01/26
69	470117830	MF	Brooklyn	NY	Actual/360	3.290%	6,503.68	2,868.76	0.00	N/A	03/01/30	--	2,295,641.17	2,292,772.41	08/01/26
70	470117410	MF	New York	NY	Actual/360	3.370%	5,647.68	4,293.26	0.00	N/A	02/01/30	--	1,946,169.99	1,941,876.73	08/01/26
71	470117910	MF	New York	NY	Actual/360	3.260%	5,448.97	4,355.53	0.00	N/A	02/01/30	--	1,941,053.57	1,936,698.04	08/01/26
73	470117760	MF	Hartsdale	NY	Actual/360	3.280%	4,631.81	3,668.43	0.00	N/A	02/01/30	--	1,639,900.43	1,636,232.00	08/01/26
74	470117700	MF	Brooklyn	NY	Actual/360	3.320%	3,961.54	3,063.38	0.00	N/A	03/01/30	--	1,385,691.29	1,382,627.91	08/01/26
75	470116620	MF	Hartsdale	NY	Actual/360	3.500%	3,922.39	2,813.28	0.00	N/A	02/01/30	--	1,301,436.65	1,298,623.37	08/01/26
Totals							3,421,800.65	671,289.03	0.00				1,140,112,784.03	1,139,441,495.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	6,298,385.78	2,997,331.25	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	35,269,870.48	17,416,024.75	01/01/25	06/30/25	--	0.00	0.00	206,026.64	2,432,040.59	0.00	0.00
3	35,995,564.00	4,656,821.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,084,754.32	659,321.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,042,265.01	8,679,197.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	92,349,179.09	22,532,713.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	111,565,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	749,354,424.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	702,659.95	114,403.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,359,532.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,575,311.22	336,648.31	01/01/26	03/31/26	--	0.00	0.00	94,475.22	280,971.83	0.00	0.00
13	1,868,025.19	505,867.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,361,474.83	2,824,216.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,451,162.06	1,264,857.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,293,709.63	3,810,510.42	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,967,735.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,721,175.31	782,614.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,063,472.93	264,590.14	01/01/26	03/31/26	--	0.00	267.68	0.00	0.00	0.00	0.00
21	9,427,886.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,194,781.49	528,966.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,110,183.77	517,353.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,391,289.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	3,614,876.00	3,597,648.89	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,559,628.41	770,696.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,475,485.84	686,331.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,347,734.02	2,445,053.32	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	982,537.85	503,995.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	794,245.88	380,198.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	878,649.22	286,034.32	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	931,926.20	174,356.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,505,721.46	326,817.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	872,629.42	674,937.86	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,120,089.99	301,566.75	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	879,710.00	864,305.45	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	954,761.95	893,677.54	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,019,866.56	543,332.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	706,023.18	359,129.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	772,127.53	198,332.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,025,871.47	303,531.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	2,298,901.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	626,979.00	301,673.84	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	531,873.07	117,866.42	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	746,565.41	197,762.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	894,197.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	451,210.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	679,207.18	320,312.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	744,270.00	357,689.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	485,570.00	121,599.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1,330,848.84	255,144.94	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
58	496,008.08	257,825.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	429,109.57	148,211.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	430,176.01	84,118.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	562,843.74	244,144.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
65	315,652.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	593,723.74	123,802.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	485,179.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	255,554.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	129,076.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	186,784.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	266,984.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	377,660.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	359,957.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	108,515.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	174,554.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	133,201.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	106,274.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	66,920.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	34,613.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	128,593.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,127,321,654.12	83,731,534.61				0.00	267.68	300,501.86	2,713,012.42	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	28,300,000.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.485211%	3.445041%	38
07/17/26	1	28,300,000.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.485360%	3.445200%	39
06/17/26	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.485518%	3.445368%	40
05/15/26	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.485666%	3.451724%	41
04/17/26	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.485823%	3.451887%	42
03/17/26	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.485969%	3.452040%	43
02/18/26	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.486143%	3.452220%	44
01/16/26	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.486288%	3.452371%	45
12/17/25	0	0.00	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.486432%	3.452522%	46
11/18/25	0	0.00	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.486585%	3.452681%	47
10/20/25	1	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.486728%	3.452830%	48
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.486879%	3.452988%	49
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	300802065	08/11/25	11	6	206,026.64	2,432,040.59	0.00	75,000,000.00	09/04/25	13
12	1960302	05/01/26	2	2	94,475.22	280,971.83	14,886.21	28,300,000.00	05/21/26	13
Totals					300,501.86	2,713,012.42	14,886.21	103,300,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		100,000,000	25,000,000	75,000,000		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,039,441,495	1,011,141,495	28,300,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,139,441,495	1,036,141,495	0	28,300,000	75,000,000	0
Jul-26	1,140,112,784	1,036,812,784	28,300,000	0	75,000,000	0
Jun-26	1,140,817,418	1,065,817,418	0	0	75,000,000	0
May-26	1,141,484,290	1,066,484,290	0	0	75,000,000	0
Apr-26	1,142,184,663	1,067,184,663	0	0	75,000,000	0
Mar-26	1,142,847,147	1,067,847,147	0	0	75,000,000	0
Feb-26	1,143,614,870	1,068,614,870	0	0	75,000,000	0
Jan-26	1,144,272,761	1,069,272,761	0	0	75,000,000	0
Dec-25	1,144,928,540	1,069,928,540	0	0	75,000,000	0
Nov-25	1,145,618,211	1,070,618,211	0	75,000,000	0	0
Oct-25	1,146,269,672	1,071,269,672	75,000,000	0	0	0
Sep-25	1,146,955,178	1,146,955,178	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	300802065	75,000,000.00	75,000,000.00	605,000,000.00	11/18/19	16,761,237.75	3.40450	06/30/25	01/11/27	I/O
12	1960302	28,300,000.00	28,300,000.00	40,600,000.00	11/15/19	309,347.56	1.12400	03/31/26	01/01/30	I/O
Totals		103,300,000.00	103,300,000.00	645,600,000.00		17,070,585.31

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	300802065	OF	WA	09/04/25	13

Torchlight Loan Services was appointed successor Special Servicer effective 5/20/26. The loan transferred to Special Servicing effective 9/4/2025 due to imminent monetary default. The collateral is a 750K sq ft office property located in Bellevue,

WA . Property was built in 2010. The office component of the property is currently reported to be 100% vacant. The Borrower has executed a PNA. With the Borrower's consent, a receiver has been appointed to manage the property. The receiver has listed the property for sale and is currently negotiating a purchase and sale agreement with a potential buyer.

12	1960302	MF	TX	05/21/26	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	1957413	0.00	3.60000%	0.00	3.60000%	8	02/28/22	02/28/22	--
51	300801999	5,185,765.86	4.19300%	5,178,837.83 4.19300%		10	07/30/20	06/01/20	09/11/20
Totals		5,185,765.86		5,178,837.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,145.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,527.17	0.00	0.00	0.00
12	0.00	0.00	6,092.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.48	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	263.16	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	94.07	0.00	0.00	0.00
Total	0.00	0.00	22,238.19	0.00	0.00	0.00	0.00	0.00	1,888.88	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		24,127.07

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Supplemental Notes
None

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